Note Payable (Details) - USD ($)			12 Months Ended
	Apr. 21, 2025	Feb. 17, 2025	Dec. 31, 2025
Note Payable [Line Items]
Principal amount	$ 1,380,000	$ 3,500,000
Debt amount	230,000
Consideration of purchase price	230,000
Promissory note	$ 2,120,000		$ 10,000,000
Preferred F Shares [Member] | Board of Directors Chairman [Member]
Note Payable [Line Items]
Shares converted			$ 1,380,000